Significant Accounting Policies (Details)	7 Months Ended
Dec. 31, 2020 USD ($) shares
Significant Accounting Policies (Details) [Line Items]
Common shares subject to redemption, description	The Company’s statement of operations include a presentation of net income (loss) per share for common shares subject to redemption in a manner similar to the two-class method of net income (loss) per share. Net income (loss) per common share for basic and diluted Class A common stock for the period from June 5, 2020 (inception) through December 31, 2020, is calculated by dividing the interest income earned on the Trust Account of $82,119, net of franchise taxes of $82,119, and income taxes of nil by the weighted average number of Class A redeemable common stock since issuance. Net loss per common share for basic and diluted for Class B common stock is calculated by dividing the net loss, which excludes income attributable to Class A common stock, by the weighted average number of Class B common stock outstanding for the periods.
Federal depository insurance coverage amount (in Dollars) | $	$ 250,000
Offering costs (in Dollars) | $	19,498,140
Net tangible assets (in Dollars) | $	$ 5,000,001
Shares issued	32,920,207
Class A common stock [Member]
Significant Accounting Policies (Details) [Line Items]
Shares of common stock issued	34,500,000
Sale of stock units	34,500,000
Shares issued	34,500,000
Warrant [Member] | Over-Allotment Option [Member]
Significant Accounting Policies (Details) [Line Items]
Private placement warrants to purchase	11,500,000
Warrant [Member] | Class A common stock [Member]
Significant Accounting Policies (Details) [Line Items]
Shares of common stock issued	5,933,334